Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Discontinued Operations - Net of Tax Related to Capsugel Business (Parenthetical) (Detail) (Capsugel [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capsugel [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred tax expense on gain on sale of discontinued operations	$ 190
Deferred tax expense on phase-out period results		$ 16	$ 8